REAL ESTATE PROPERTY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost:
Real estate property cost, beginning	$ 196,487	$ 218,239
Additions	33,255	(18,109)
Disposals		(3,643)
Real estate property cost, ending	229,742	196,487
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	11,283	8,478
Depreciation expense	3,619	2,883
Disposals		(78)
Real estate property accumulated depreciation, ending	14,902	11,283
Real estate property, net:
Real estate property, net	214,840	185,204	$ 209,761
Land [Member]
Cost:
Real estate property cost, beginning	26,486	$ 26,486
Additions	7,388
Disposals
Real estate property cost, ending	$ 33,874	$ 26,486
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation expense
Disposals
Real estate property accumulated depreciation, ending
Real estate property, net:
Real estate property, net	$ 33,874	$ 26,486	26,486
Building [Member]
Cost:
Real estate property cost, beginning	159,393	158,849
Additions	25,467	$ 544
Disposals
Real estate property cost, ending	184,860	$ 159,393
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	10,564	7,676
Depreciation expense	3,314	$ 2,888
Disposals
Real estate property accumulated depreciation, ending	13,878	$ 10,564
Real estate property, net:
Real estate property, net	170,982	148,829	151,173
Condominium Units [Member]
Cost:
Real estate property cost, beginning	19,215	22,309
Additions	759	549
Disposals		(3,643)
Real estate property cost, ending	19,974	19,215
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	932	538
Depreciation expense	394	472
Disposals		(78)
Real estate property accumulated depreciation, ending	1,326	932
Real estate property, net:
Real estate property, net	18,648	18,283	21,771
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	(8,607)	10,595
Additions	$ (359)	$ (19,202)
Disposals
Real estate property cost, ending	$ (8,966)	$ (8,607)
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	(213)	264
Depreciation expense	(89)	$ (477)
Disposals
Real estate property accumulated depreciation, ending	(302)	$ (213)
Real estate property, net:
Real estate property, net	$ (8,664)	$ (8,394)	$ 10,331